Employees' Stock Option Plans (ESOP) - Summary of Fair Value estimated on Date of Grant (Details) - Black-Scholes-Merton Model	12 Months Ended
	Mar. 31, 2026 INR (₨) yr ₨ / shares	Mar. 31, 2026 INR (₨) yr $ / shares	Mar. 31, 2025 INR (₨) yr ₨ / shares	Mar. 31, 2025 INR (₨) yr $ / shares	Mar. 31, 2024 INR (₨) yr ₨ / shares	Mar. 31, 2024 INR (₨) yr $ / shares	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)
Restricted Stock Units (RSU) Grant Date | Indian Equity Shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted average share price | ₨ / shares	₨ 1,641		₨ 1,808		₨ 1,588
Exercise price | ₨ / shares	₨ 5.00		₨ 5.00		₨ 5.00
Risk-free interest rate	6.00%	6.00%	7.00%	7.00%
Weighted average fair value as on grant date | ₨	₨ 1,331	₨ 1,331	₨ 1,555	₨ 1,555	₨ 1,317	₨ 1,317
Restricted Stock Units (RSU) Grant Date | Indian Equity Shares | Bottom of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expected volatility	23.00%	23.00%	21.00%	21.00%	23.00%	23.00%
Expected life of the option (years)	1	1	1	1	1	1
Expected dividends	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%
Risk-free interest rate					7.00%	7.00%
Restricted Stock Units (RSU) Grant Date | Indian Equity Shares | Top of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expected volatility	26.00%	26.00%	26.00%	26.00%	31.00%	31.00%
Expected life of the option (years)	4	4	4	4	4	4
Expected dividends	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%
Restricted Stock Units (RSU) Grant Date | ADS
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted average share price | $ / shares		₨ 17.55		₨ 21.44		₨ 19.19
Exercise price | $ / shares		₨ 0.10		₨ 0.07		₨ 0.07
Risk-free interest rate	4.00%	4.00%
Weighted average fair value as on grant date | $							$ 14.16	$ 18.2	$ 16.27
Restricted Stock Units (RSU) Grant Date | ADS | Bottom of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expected volatility	25.00%	25.00%	23.00%	23.00%	25.00%	25.00%
Expected life of the option (years)	1	1	1	1	1	1
Expected dividends	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%
Risk-free interest rate			4.00%	4.00%	4.00%	4.00%
Restricted Stock Units (RSU) Grant Date | ADS | Top of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expected volatility	29.00%	29.00%	28.00%	28.00%	33.00%	33.00%
Expected life of the option (years)	4	4	4	4	4	4
Expected dividends	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%
Risk-free interest rate			5.00%	5.00%	5.00%	5.00%
Employee Stock Options (ESOPs) | Indian Equity Shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted average share price | ₨ / shares	₨ 1,554
Exercise price | ₨ / shares	₨ 1,554
Risk-free interest rate	6.00%	6.00%
Weighted average fair value as on grant date | ₨	₨ 390	₨ 390
Employee Stock Options (ESOPs) | Indian Equity Shares | Bottom of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expected volatility	25.00%	25.00%
Expected life of the option (years)	3	3
Expected dividends	2.00%	2.00%
Employee Stock Options (ESOPs) | Indian Equity Shares | Top of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expected volatility	28.00%	28.00%
Expected life of the option (years)	7	7
Expected dividends	3.00%	3.00%
Employee Stock Options (ESOPs) | ADS
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted average share price | $ / shares		₨ 17.93
Exercise price | $ / shares		₨ 17.93
Risk-free interest rate	4.00%	4.00%
Weighted average fair value as on grant date | $							$ 4.09
Employee Stock Options (ESOPs) | ADS | Bottom of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expected volatility	26.00%	26.00%
Expected life of the option (years)	3	3
Expected dividends	2.00%	2.00%
Employee Stock Options (ESOPs) | ADS | Top of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expected volatility	30.00%	30.00%
Expected life of the option (years)	7	7
Expected dividends	3.00%	3.00%